Significant Credit Concentrations (Details 1) (USD $) In Billions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Card member loans and receivables exposure
On-balance sheet	$ 108	$ 104
Individuals [Member]
Card member loans and receivables exposure
Unused lines-of-credit	253	238
U.S. [Member]
Card member loans and receivables exposure
On-balance sheet	85	82
U.S. [Member] | Individuals [Member]
Card member loans and receivables exposure
Unused lines-of-credit	208	195
Non-U.S. [Member]
Card member loans and receivables exposure
On-balance sheet	23	22
Non-U.S. [Member] | Individuals [Member]
Card member loans and receivables exposure
Unused lines-of-credit	$ 45	$ 43